Changes in Carrying Amounts of Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Goodwill acquired during the year	¥ 2,041	¥ 2,359
Foreign exchange impact	1,433	(445)
Other		(6)
Goodwill	43,422	39,948	38,040
Accumulated impairment losses	(8,719)	(8,719)	(8,719)
Goodwill, net	34,703	31,229	29,321
Construction, Mining and Utility Equipment Segment
Goodwill [Line Items]
Goodwill acquired during the year	2,041	1,278
Foreign exchange impact	1,433	(445)
Goodwill	28,405	24,931	24,098
Accumulated impairment losses	(8,179)	(8,179)	(8,179)
Goodwill, net	20,226	16,752	15,919
Industrial Machinery and Others Segment
Goodwill [Line Items]
Goodwill acquired during the year		1,081
Other		(6)
Goodwill	15,017	15,017	13,942
Accumulated impairment losses	(540)	(540)	(540)
Goodwill, net	¥ 14,477	¥ 14,477	¥ 13,402